Provisions (Tables)	3 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2019	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Restated balance as of January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Additional provision in the period	—	—	0.1	—	1.2	1.3
Release of provision	—	—	—	—	(0.2)	(0.2)
Utilization of provision	(2.4)	(0.2)	—	(1.5)	(0.2)	(4.3)
Foreign exchange	0.1	0.1	—	—	0.1	0.3
Balance at March 31, 2019	10.0	1.8	5.9	—	26.2	43.9

Analysis of total provisions:		March 31, 2019		December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current		37.8		44.3	(3.6)	40.7
Non-current		6.1		69.4	(63.3)	6.1
Total		43.9		113.7	(66.9)	46.8